Employee Benefits (Details 6) (Parenthetical)	Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%